Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000107966 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000107966 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000107966 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107966 | 464286707 | iShares MSCI France ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000107966 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000107966 | 35473P769 | Franklin FTSE India ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107966 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107966 | 46429B598 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107966 | 46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107966 | 464286814 | iShares MSCI Netherlands ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107966 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000107966 | Equity
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000107966 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	15.60%
C000107966 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	69.90%
C000107966 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.50%
C000108013 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000108013 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000108013 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000108013 | 464286707 | iShares MSCI France ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108013 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108013 | 35473P769 | Franklin FTSE India ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108013 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108013 | 46429B598 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108013 | 46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108013 | 464286814 | iShares MSCI Netherlands ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108013 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000108013 | Equity
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000108013 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	15.60%
C000108013 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	69.90%
C000108013 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.50%
C000107964 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000107964 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000107964 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000107964 | JPMorgan Core Plus Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000107964 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000107964 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000107964 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107964 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107964 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000107964 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000107964 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000107964 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000107964 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000107964 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	22.10%
C000107964 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	66.60%
C000107964 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.30%
C000107965 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000107965 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000107965 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000107965 | JPMorgan Core Plus Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000107965 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000107965 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000107965 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107965 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107965 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000107965 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000107965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000107965 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000107965 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000107965 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	22.10%
C000107965 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	66.60%
C000107965 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.30%